Significant accounting policies, Summary of Discount Rates (Details)	Dec. 31, 2020 [1]
EMEA [Member] | Bottom of Range [Member]
Cash-generating units [Abstract]
Discount rate	3.00%
EMEA [Member] | Top of Range [Member]
Cash-generating units [Abstract]
Discount rate	5.00%
North America [Member] | Bottom of Range [Member]
Cash-generating units [Abstract]
Discount rate	4.00%
North America [Member] | Top of Range [Member]
Cash-generating units [Abstract]
Discount rate	5.00%
South America [Member] | Bottom of Range [Member]
Cash-generating units [Abstract]
Discount rate	5.00%
South America [Member] | Top of Range [Member]
Cash-generating units [Abstract]
Discount rate	7.00%

[1]	Post tax